Shareholder Report, Holdings (Details) - C000180528	Jul. 31, 2026
United States Treasury Bill, 3.1100, 2026-08-20
Holdings [Line Items]
Percent of Net Asset Value	11.30%
United States Treasury Bill, 3.5300, 2026-09-22
Holdings [Line Items]
Percent of Net Asset Value	4.40%
United States Treasury Note, 3.7500, 2026-08-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
United States Treasury Bill, 3.0500, 2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
United States Treasury Bill, 2.6500, 2026-08-11
Holdings [Line Items]
Percent of Net Asset Value	3.00%
United States Treasury Bill, 3.6000, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Allstate Corporation (The), 3.2800, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Amgen, Inc., 2.6000, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Duke Energy Corporation, 2.6500, 2026-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Becton Dickinson and Company, 3.7000, 2027-06-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care00287YDR7
Holdings [Line Items]
Percent of Total Investments	62.70%
U.S. Treasury Obligations912797RG4
Holdings [Line Items]
Percent of Total Investments	36.30%
U.S. Treasury Obligations91282CFM8
Holdings [Line Items]
Percent of Total Investments	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.10%